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                                                           File Number 028-03983

                                    FORM 13F

            INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS
        PURSUANT TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934
                              AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D. C. 20549

     (Adopted in Release No. 34-14852 (81,610), June 15, 1978. 43 F. R. -.)

Report for the Calendar Year or Quarter Ended   December 31, 2000
                                                ------------------

                    If amended report check here: ___________

Name of Institutional Investment Manager: John Hancock Life Insurance Company

Business  Address :          P.O. Box 111, John Hancock Place, Boston, MA  02117

Name, Phone No., and Title of Person Duly Authorized to Submit This Report:

           Eileen Bruckner,          Investment Analyst (617)572-9610
--------------------------------------------------------------------------------

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15th day of February, 2000.

          John Hancock Life Insurance Company

          By:    /s/Eileen Bruckner
                 -------------------------------------------------------------------------
          Title: Eileen Bruckner, Portfolio Analyst, John Hancock Life Insurance Company

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (Other than the one filling this report). (List in alphabetical order).

Name:                               13F File No.:

0.    John Hancock Life Insurance Company
      ---------------------------------------------------------------------------------
1.    Maritime Life Assurance Company
      ---------------------------------------------------------------------------------
2.    Hancock Venture Partners, Inc. (formerly John Hancock Venture Capital Management)
      ---------------------------------------------------------------------------------
3.    John Hancock Capital Growth Management
      ---------------------------------------------------------------------------------
4.
      ---------------------------------------------------------------------------------
5.
      ---------------------------------------------------------------------------------
6.
      ---------------------------------------------------------------------------------
7.
      ---------------------------------------------------------------------------------


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John Hancock Life Insurance Company  (Effective February 1, 2000, John Hancock Mutual Life Insurance Company was
                                      renamed John Hancock Life Insurance Company and became the parent, wholly-
                                      owned subsidiary of John Hancock Financial Services, Inc.)

December 31, 2000

    Item 1                 Item 2        Item 3        Item 4      Item 5           Item 6            Item 7          Item 8
------------------------------------------------------------------------------------------------------------------------------------
                                                        Fair      Principal  Investment Direction:   Manager Voting Authority-Shares
Name of Issuer             Class        Cusip           Market      or #     Sole  Shared/  Shared/          Sole    Shared    None
                                                        Value     of Shares         Aff      Oth

Aber Diamond Corp           common        002893-10-5       196,754      16,300       X                 1                16,300
Abitibi Cons                common        003924-10-7       961,405      69,667       X                 1                69,667
Agnico Eagle Mines, Ltd.    common        008474-10-8       149,400      16,600       X                 1                16,600
Agrium Inc                  common        008916-10-8       394,290      18,812       X                 1                18,812
Air Canada                  CL A NVTG     008911-30-7       141,156      12,328       X                 1                12,328
Alberta Energy Co.          common        012873-10-5     1,697,855      23,647       X                 1                23,647
Alcan Aluminium, ltd        common        013716-10-5     2,629,120      51,200       X                 1                51,200
Alliance Atlantis           common        01853E-20-4       132,000       6,000       X                 1                 6,000
Alliance Forst. Prod.       common        01859J-10-8       127,020       9,100       X                 1                 9,100
Ampex Corp.                 common        032092-10-8        85,749     186,411 X                       0     186411
Ballard Power Systems       common        05858H-10-4     2,504,250      26,500       X                 1                26,500
Bank of Montreal            common        06367-11-01     5,258,340      66,900       X                 1                66,900
Barrick Gold Corp           common        06790-11-08     1,542,013      62,658       X                 1                62,658
BCE, Inc.                   common        05534B-10-9     6,688,551     154,470       X                 1               154,470
Bell Canada Intl.           common        077914-10-9       179,035       6,100       X                 1                 6,100
Bema Gold Corp.             common        08135F-10-7        17,920      44,800       X                 1                44,800
Bid.Com                     common        088788-10-4        49,098      14,700       X                 1                14,700
Biochem Pharma              common        09058T-10-8        15,147      15,300       X                 1                15,300
Biomira, Inc.               common        09161R-10-6        12,136      14,800       X                 1                14,800
Brookfield PPTYS            common        112900-10-5       567,600      20,509       X                 1                20,509
Budget Group, Inc.          common        119003-10-1     2,778,639   1,310,679 X                       0    1310679
Call-Net Enterprises        Cl B NV       130910-20-1        92,391      94,277       X                 1                94,277
Cameco Corp.                common        13321L-10-8       420,000      16,400       X                 1                16,400
Canadian 88 Energy          common        13566G-50-9       161,202      40,100       X                 1                40,100
Canadian Nat'l Railway      common        136375-10-2     1,343,805      30,300       X                 1                30,300
Canadian Pacific LTD        common        135923-10-0     2,062,509      49,699       X                 1                49,699
CDN Natural Res Equity      common        1363851-10-1      804,146      19,377       X                 1                19,377
CGI Group Inc.              common        39945C-10-9       229,200      38,200       X                 1                38,200
Celestica, Inc.             Sub VTG       15101Q-10-8     2,089,800      25,800       X                 1                25,800
Chieftan Interl, Inc.       common        16867C-10-1       199,200       4,800       X                 1                 4,800
Cinar Corp.                 Sub VTG       171905-30-0        52,785       5,100       X                 1                 5,100
Cinram, Ltd.                common        17252T-10-5        47,025      16,500       X                 1                16,500
Coastal Corp                common        190441-10-5        62,835         710 X                       0        710
Cognicase Inc.              common        192423-10-1        49,000       4,900       X                 1                 4,900
Coinstar Inc.               common        19259P-30-0        333975       35000 X                       0      35000
Cominco                     common        200435-10-5       323,145      12,900       X                 1                12,900
Concord Comm.               common        206186-10-8       485,424      55,477 X                       0     55,477
Corel Corp.                 common        21868Q-10-9        54,531      21,900       X                 1                21,900
Cott                        common        22163N-10-6       156,565      11,900       X                 1                11,900
Counsel Corp.               common        22226R-10-2        62,100       5,400       X                 1                 5,400
Cytex                       common        232946-10-3        65,125       1,042 X                       0      1,042
Delta & Pine Land           common        247357-10-6    25,162,151   1,202,205 X                       0  1,202,205
Descartes Systems           common        249906-10-8       497,000      14,000       X                 1                14,000
Devon Energy Corp           common        25179M103       9,434,925     154,747 X                       0    154,747
Dia Met Minerals            Cl B ML VTG   25243K-30-7       103,400       4,700       X                 1                 4,700
Domtar Inc.                 common        257561-10-0       243,832      17,995       X                 1                17,995
Dorel Industries            common        25822C-20-5       135,800       7,000       X                 1                 7,000
Echo Bay Mines              common        278751-10-2        27,365      42,100       X                 1                42,100
Enbridge Inc.               common        29250N-10-5     2,954,120      67,600       X                 1                67,600
Encal Energy Ltd            common        29250D10-7        109,040      23,400       X                 1                23,400
Evergreen Resources         common        299900-30-8    77,496,234   2,006,375 X                       0  2,006,375
Extendicare Inc.            common        30224T-87-1        60,520      17,800       X                 1                17,800
Fahnestock Viner Hld        common        302921-10-1       129,600       3,600       X                 1                 3,600
Fed. Agri. Mtg. Corps.      common        313148-10-8       740,000      40,000 X                       0     40,000
Federated Dept Stores       common        31410H-10-1       1244145       35547 X                       0     35,547
Federated Dept Stores       warrants cl d 31410H-12-7         81890        8620 X                       0      8,620
Four Seasons Hotels         sub vtg shs   35100E10-4        648,612       6,806       X                 1                 6,806
Furr's/Bishop's             common        361115-50-4     1,506,447     1095598 X                       0  1,095,598
Fusion Medical Tech         common        000361-28-1         52144       21701       X                 2                 13036
Glamis Gold, Ltd.           common        376775-10-2        50,400      21,000       X                 1                21,000
Golden State Vintners       common        38121K-20-8     4,857,876     658,695 X                       0    658,695
Guidant Corp.               common        401698-10-5       133,210       2,468 X                       0      2,468
Gulf Cda Resources          Ordinary sh   40218L-30-5       651,673      85,186       X                 1                85,186
Hollinger                   common        43556c-60-6        52,870       3,400       X                 1                 3,400
Hummingbird Commun          common        44544R-10-1       260,000       5,400       X                 1                 5,400
IMAX Corp.                  common        45245E-10-9        24,721       5,900       X                 1                 5,900
Imperial Oil, LTD           common        453038-40-8       739,490      18,745       X                 1                18,745
Inco Ltd.                   common        453258-40-2       722,880      28,800       X                 1                28,800
Informix Corp.              common        456779-10-7         76614       25538       X                 2                 25538
Intertape Plymr Grp         common        460919-10-3        93,500       8,500       X                 1                 8,500
Intrawest Corp.             common        460915-20-0       386,750      13,000       X                 1                13,000
IPSCO Inc.                  common        462622-10-1       305,000      12,200       X                 1                12,200
 K-Swiss, Inc               common        482686-10-2     5,000,000     200,000 X                            200,000
Kinross Gold Corp           common        496902-10-7        72,252      89,200 X     X                0/1   121,737     39,100
LTV Corp                    common        501921-10-0        21,458      62,413 X                       0     62,413
Laidlaw, Inc.               common        50730K-50-3        10,723      97,484       X                 1                97,484
Eli Lilly & Co.             common        532457-10-8       130,660       1,404 X                       0      1,404
LodgeNet Entertainment      common        540211-10-9     1,410,000      80,000 X                       0     80,000
MDC Corporation             common        55267W-30-9        57,375       5,100       X                 1                 5,100
MacKenzie Financial         common        554531-10-3       765,725      29,100       X                 1                29,100
Magna Intl. Inc.            CL A SV       559222-40-1       773,670      12,300       X                 1                12,300
Mail.com                    common        530311-10-2        8906.4       12370       X                 2                 12370
Meridian Gold Inc.          common        589975-10-1       218,280      22,100       X                 1                22,100
Methanex                    common        59151K-10-8       269,360      36,400       X                 1                36,400
Mitel Corporation           common        606711-10-9       240,790      19,900       X                 1                19,900
Moore Corp, LTD             common        615785-10-2       120,575      26,500       X                 1                26,500
Nabors Industries, Inc.     common        629568-10-6    41,404,941     699,999 X                       0    699,999
Nambian                     common        629913-10-4        48,645      14,100       X                 1                10,900
Nortel                      common        656568-102-1   15,726,624      490499
Nova Chemicals              common        66977W-10-9       384,830      13,695       X                 1                13,695
Numac Energy                common        67052A-10-3       139,520      21,800       X                 1                21,800
Ocean Energy, Inc.          common        674812-20-1    21,301,350   1,225,977 X                       0  1,225,977
Open Text Corp.             common        683715-10-6       196,725       6,100       X                 1                 6,100
Pan American Silver         common        697900-10-8        41,820      10,200       X                 1                10,200
Penny J. C.                 common        708160-10-6       102,801       9,453 X                       0      9,453
Petro-Canada                common        71644E-10-2     1,651,895      43,300       X                 1                43,300
Petromet Res LTD            common        716731-104-1       99,975      15,500       X                 1                15,500
Placer Dome Inc.            common        725906-10-1       749,955      51,900       X                 1                51,900
Potash Corp of Sask         common        73755L-10-7       961,860       8,200       X                 1                 8,200
Precision Drilling          common        74022D-10-0       389,658       8,236       X                 1                 8,236
Premdor Inc.                common        74046P-10-5       463,275       7,200       X                 1                 7,200
PSC, Inc.                   common        69361E-10-7       316,875     422,500 X                       0    422,500
QLT Phototherapeut          common        746927-10-2       849,410      20,200       X                 1                20,200
Quebecor Printing           common        748203-10-6       530,160      14,100       X                 1                14,100
Quintus                     common        748798-10-5             0      105146       X                 2               1429650
R&B Falcon Corp.            common        74912E-10-1    37,286,496   1,621,152 X                       0  1,621,152
Research In Motion          common        760975-10-2     1,819,550      17,400       X                 1                17,400
Rogers Comm.                common        775109-20-0       584,430      23,100       X                 1                23,100
Royal Bank CDA              common        780087-10-2     7,124,085     140,100       X                 1               140,100
Royal Group Tech            common        779915-10-7       410,625      21,900       X                 1                21,900
Shaw Corp.                  CL B NVT      82028K-20-0     1,075,620      30,732       X                 1                30,732
Sierra Wireless             common        826516-10-6       345,600       4,800       X                 1      4,600      4,600
Steinway Musical Inst.      common        858495-10-4    27,687,482   1,543,553 X                       0  1,543,553
Suncor Inc.                 common        867229-10-6     1,344,330      35,100       X                 1                35,100
Suiza Foods Corp.           common        865077-10-1    82,715,808   1,723,246 X                       0  1,723,246
Talisman Energy Inc.        common        87425E-10-3     1,213,615      21,808       X                 1                21,808
Tangram Enterprise          common        875924-10-2           385         770 X                       0        770
Telesystem Intl.            Sub. VTG      879946-10-1       164,010      22,100       X                 1                22,100
Tesco Corp.                 common        88157K-10-1        73,920       4,800       X                 1                 4,800
TLC Laser Eye               common        87255E-10-8        24,360      11,600       X                 1                11,600
Toronto-Dominion Bk         common        891160-50-9     4,284,170      98,600       X                 1                98,600
TransCanada Pipelines       common        893526-10-3     3,821,376     222,173       X                 1               222,173
Trizec Hahn Corp            common        896938-10-7       884,105      38,026       X                 1                38,026
TVX Gold, Inc.              common        83708K-10-1        13,348       5,680       X                 1                 5,680
TVX Gold, Inc.              common        87308K-20-0        12,643       5,000       X                 1                 5,000
United Dominion Inds.       common        909914-10-3       110,497       6,173       X                 1                 6,173
Vasogen                     common        92232F-10-3       124,740      13,200       X                 1                12,600
Walker Interactive Systems  common        931664-10-6       169,217      43,669 X                       0     43,669
Westaim Corp                common        956909-10-5       293,580      23,200       X                 1                22,300
Westcoast Energy Inc.       common        95751D-10-2     1,379,220      38,100       X                 1                38,100
Zi Corporation              common        988918-10-8       130,425      11,100       X                 1                10,800

TOTALS                                                  431,758,178  17,905,347                           14,554,047  4,247,677

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